Note 19 - Borrowings - Borrowings by Currency and Rate (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Borrowings	$ 40,880	$ 29,187
Borrowings	781,272	509,820
United States of America, Dollars | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings	18,370	18,762
Borrowings	274,799	138,303
United States of America, Dollars | Floating interest rate [member]
Statement Line Items [Line Items]
Borrowings	17,092	16,847
Saudi Arabia, Riyals | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings	16,106
Borrowings	24,797
Saudi Arabia, Riyals | Floating interest rate [member]
Statement Line Items [Line Items]
Borrowings	35,666
Euro Member Countries, Euro | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings	5,108	9,023
Borrowings	3,772	4,178
Euro Member Countries, Euro | Floating interest rate [member]
Statement Line Items [Line Items]
Borrowings	1,296	1,402
Borrowings	80	198
Mexico, Pesos | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings	424,964	301,047
Argentina, Pesos | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings	86	49,125
Other currency [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings		33
Other currency [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Borrowings	$ 16	$ 89